Remaining performance obligations	12 Months Ended
Sep. 30, 2022
Disclosure of performance obligations [abstract]
Remaining performance obligations
22.     Remaining performance obligations
Remaining performance obligations relates to Company’s performance obligations that are partially or fully unsatisfied under fixed-fee arrangements.
The amount of the selling price allocated to remaining performance obligations as at September 30, 2022 is $919,664,000 ($939,499,000 as at September 30, 2021) and is expected to be recognized as revenue within a weighted average of 1.9 years (1.8 years as at September 30, 2021).